Shareholders' Deficit (Details 3) - EIP [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at beginning of period	628,750	940,000	940,000
Granted			100,000	1,552,500
Vested	(188,750)	(207,500)	(182,500)	(612,500)
Forfeited		(110,000)	(228,750)
Nonvested at end of period	440,000	622,500	628,750	940,000
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 0.05	$ 0.04	$ 0.04
Weighted Average Grant Date Fair Value, Granted			0.09	0.04
Weighted Average Grant Date Fair Value, Vested	0.04	0.04	0.04	0.04
Weighted Average Grant Date Fair Value, Forfeited		0.05	0.04
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 0.05	$ 0.04	$ 0.05	$ 0.04